Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by SEC rules, we are providing the following information about the relationship between (i) the total compensation of our CEO and non-CEO Named Officers, as presented in the Summary Compensation Table on page 45 (“SCT Total”), (ii) the “compensation actually paid” to our CEO and non-CEO Named Officers, as calculated in accordance with Item 402(v) of Regulation S-K (“CAP”) and (iii) certain financial performance of the Company. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K and does not necessarily reflect value actually realized by the Named Officers. The P&O Committee evaluates compensation decisions in light of Company or individual performance and does not use “compensation actually paid” as a basis for making compensation decisions. For information concerning our compensation philosophy and how we align executive compensation with our performance, see the CD&A.

					Average Summary		Average		Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for CEO ($) (b)	(1)	Compensation Actually Paid to CEO ($) (c)	(2)	Compensation Table Total for Non-CEO Named Officers ($) (d)	(1)	Compensation Actually Paid to Non-CEO Named Officers ($) (e)	(2)	Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($) (g)	(3)	Net Income ($ in millions) (h)	Company-Selected Measure: Organic Sales Growth (%) (i)	(4)
2024	18,234,864		31,680,526		4,875,100		7,652,617		148.5	125.6		3,049	7.4
2023	17,121,584		19,463,894		4,705,766		5,197,259		127.4	119.8		2,455	8.4
2022	14,462,406		11,047,446		4,061,090		3,453,780		122.8	125.5		1,967	7.0
2021	15,458,151		18,008,793		4,085,777		4,559,072		129.8	126.7		2,338	4.4
2020	14,364,118		22,765,213		4,024,886		5,573,106		127.2	110.9		2,860	7.2

Company Selected Measure Name		Organic sales growth
Named Executive Officers, Footnote

(1)	Noel Wallace was our Chairman, President and Chief Executive Officer for all years presented in the table. The non-CEO Named Officers presented in the table are Stanley J. Sutula III (all years), Jennifer M. Daniels (all years), Prabha Parameswaran (all years), Panagiotis Tsourapas (all years) and Henning I. Jakobsen (2020).

Peer Group Issuers, Footnote

(3)	Represents the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is our Comparison Group, as defined in the CD&A, which is also the peer company index used by us for purposes of Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	[1]	$ 18,234,864		$ 17,121,584	$ 14,462,406	$ 15,458,151	$ 14,364,118
PEO Actually Paid Compensation Amount	[2]	$ 31,680,526		19,463,894	11,047,446	18,008,793	22,765,213
Adjustment To PEO Compensation, Footnote

(2)	The following table describes the adjustments for 2024, each of which is required by SEC rules, to calculate CAP from the SCT Total. The SCT Total and CAP amounts do not reflect the actual amount of compensation earned by or paid to our Named Officers during the applicable years, but rather are amounts determined in accordance with Item 402(v) of Regulation S-K.

	2024
Adjustments ($)	CEO	Non-CEO Named Officers*
SCT Total	18,234,864	4,875,100
Adjustments for defined benefit and actuarial pension plans
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered year	(54,971)	(5,412)
Add: Service cost and prior service cost for the covered year	—	—
Adjustments for equity awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered year	(11,193,028)	(2,270,946)
Add: Fair value at covered year end of awards granted during the covered year that were outstanding and unvested at the covered year end	10,103,082	2,039,611
Add: Year-over-year change in fair value at covered year end of awards granted in any prior year that were outstanding and unvested at the covered year end	6,311,170	1,333,307
Add: Vesting date fair value of awards granted and vested during the covered year	89,690	19,182
Add: Change as of the vesting date (from end of the prior year) in fair value of awards granted in any prior year for which vesting conditions were satisfied during the covered year	8,114,669	1,646,610
(Deduct): Fair value at end of prior year of awards granted in any prior year that failed to meet the applicable vesting conditions during the covered year	—	—
Add: Dividends or other earnings paid on awards in the covered year prior to vesting if not otherwise included in SCT Total for the covered year	75,050	15,165
CAP (as calculated)	31,680,526	7,652,617

*	Amounts presented are averages for the entire group of Non-CEO Named Officers

For purposes of the above adjustments, the fair value of unvested equity awards was calculated on each of the required measurement dates using methodologies and assumptions consistent with the grant date fair value calculations for accounting purposes. The fair values of stock option awards were determined using the Black-Scholes model with corresponding assumptions (expected term of stock option awards, expected volatility, risk-free interest rate and expected dividend yield) as of the measurement dates. The fair values of PBRSU awards were determined using a Monte-Carlo simulation as of the measurement dates. Prior to the final measurement dates, the total values of unvested PBRSU awards were determined based on the probable outcome of performance-based vesting conditions and the relevant Monte Carlo fair value on that measurement date. On the final measurement dates, the fair values of PBRSU awards were determined based on the approved payout factor and the closing price of our Common Stock on those dates. The fair values of time-based RSU awards were determined using the closing price of our Common Stock on the measurement dates.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 4,875,100	[3]	4,705,766	4,061,090	4,085,777	4,024,886
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 7,652,617	[3]	5,197,259	3,453,780	4,559,072	5,573,106
Adjustment to Non-PEO NEO Compensation Footnote

(2)	The following table describes the adjustments for 2024, each of which is required by SEC rules, to calculate CAP from the SCT Total. The SCT Total and CAP amounts do not reflect the actual amount of compensation earned by or paid to our Named Officers during the applicable years, but rather are amounts determined in accordance with Item 402(v) of Regulation S-K.

	2024
Adjustments ($)	CEO	Non-CEO Named Officers*
SCT Total	18,234,864	4,875,100
Adjustments for defined benefit and actuarial pension plans
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered year	(54,971)	(5,412)
Add: Service cost and prior service cost for the covered year	—	—
Adjustments for equity awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered year	(11,193,028)	(2,270,946)
Add: Fair value at covered year end of awards granted during the covered year that were outstanding and unvested at the covered year end	10,103,082	2,039,611
Add: Year-over-year change in fair value at covered year end of awards granted in any prior year that were outstanding and unvested at the covered year end	6,311,170	1,333,307
Add: Vesting date fair value of awards granted and vested during the covered year	89,690	19,182
Add: Change as of the vesting date (from end of the prior year) in fair value of awards granted in any prior year for which vesting conditions were satisfied during the covered year	8,114,669	1,646,610
(Deduct): Fair value at end of prior year of awards granted in any prior year that failed to meet the applicable vesting conditions during the covered year	—	—
Add: Dividends or other earnings paid on awards in the covered year prior to vesting if not otherwise included in SCT Total for the covered year	75,050	15,165
CAP (as calculated)	31,680,526	7,652,617

*	Amounts presented are averages for the entire group of Non-CEO Named Officers

For purposes of the above adjustments, the fair value of unvested equity awards was calculated on each of the required measurement dates using methodologies and assumptions consistent with the grant date fair value calculations for accounting purposes. The fair values of stock option awards were determined using the Black-Scholes model with corresponding assumptions (expected term of stock option awards, expected volatility, risk-free interest rate and expected dividend yield) as of the measurement dates. The fair values of PBRSU awards were determined using a Monte-Carlo simulation as of the measurement dates. Prior to the final measurement dates, the total values of unvested PBRSU awards were determined based on the probable outcome of performance-based vesting conditions and the relevant Monte Carlo fair value on that measurement date. On the final measurement dates, the fair values of PBRSU awards were determined based on the approved payout factor and the closing price of our Common Stock on those dates. The fair values of time-based RSU awards were determined using the closing price of our Common Stock on the measurement dates.

Compensation Actually Paid vs. Total Shareholder Return
CAP vs TSR and Peer Group TSR	CAP vs Net Income

CAP vs Organic Sales Growth

Compensation Actually Paid vs. Net Income
CAP vs TSR and Peer Group TSR	CAP vs Net Income

CAP vs Organic Sales Growth

Compensation Actually Paid vs. Company Selected Measure
CAP vs TSR and Peer Group TSR	CAP vs Net Income

CAP vs Organic Sales Growth

Tabular List, Table

Tabular List of Financial Performance Measures Used to Link CAP for the Most Recently Completed Fiscal Year To Company Performance

The following table lists the financial performance metrics that, in our assessment, represent the most important financial performance measures we use to link CAP for our Named Officers for 2024 to Company performance.

Adjusted Earnings Per Share

Free Cash Flow Productivity

Organic Sales Growth (Company-Selected Measure)

Relative Adjusted Net Income Growth

Relative Organic Sales Growth

Relative Total Shareholder Return

Total Shareholder Return Amount		$ 148.5		127.4	122.8	129.8	127.2
Peer Group Total Shareholder Return Amount	[4]	125.6		119.8	125.5	126.7	110.9
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ 3,049,000,000		$ 2,455,000,000	$ 1,967,000,000	$ 2,338,000,000	$ 2,860,000,000
Company Selected Measure Amount	[5]	0.074		0.084	0.070	0.044	0.072
PEO Name		Noel Wallace		Noel Wallace	Noel Wallace	Noel Wallace	Noel Wallace
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Free Cash Flow Productivity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Organic Sales Growth (Company-Selected Measure)
Non-GAAP Measure Description

(4)	Organic sales growth is a non-GAAP financial measure defined as net sales excluding foreign exchange, acquisitions and divestments. Please see Annex A for a reconciliation of organic sales growth to net sales growth calculated in accordance with GAAP.

Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Relative Adjusted Net Income Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Relative Organic Sales Growth
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Shareholder Return
PEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (54,971)
PEO [Member] | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(11,193,028)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,103,082
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,311,170
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		89,690
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,114,669
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		75,050
Non-PEO NEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	(5,412)
Non-PEO NEO [Member] | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	(2,270,946)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	2,039,611
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	1,333,307
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	19,182
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	1,646,610
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	$ 15,165

[1]	Noel Wallace was our Chairman, President and Chief Executive Officer for all years presented in the table. The non-CEO Named Officers presented in the table are Stanley J. Sutula III (all years), Jennifer M. Daniels (all years), Prabha Parameswaran (all years), Panagiotis Tsourapas (all years) and Henning I. Jakobsen (2020).
[2]	The following table describes the adjustments for 2024, each of which is required by SEC rules, to calculate CAP from the SCT Total. The SCT Total and CAP amounts do not reflect the actual amount of compensation earned by or paid to our Named Officers during the applicable years, but rather are amounts determined in accordance with Item 402(v) of Regulation S-K.
[3]	Amounts presented are averages for the entire group of Non-CEO Named Officers
[4]	Represents the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is our Comparison Group, as defined in the CD&A, which is also the peer company index used by us for purposes of Item 201(e) of Regulation S-K.
[5]	Organic sales growth is a non-GAAP financial measure defined as net sales excluding foreign exchange, acquisitions and divestments. Please see Annex A for a reconciliation of organic sales growth to net sales growth calculated in accordance with GAAP.